Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 754	$ 2,851	$ 646
Other receivables	2	40	295
Cryptocurrencies	775	142	51
Finance lease right-of-use asset, current	1	1	1
Prepaid expenses and other current assets	1,455	301	178
Total current assets	2,987	3,335	1,171
Restricted cash	323	323	323
Property and equipment, net	32,058	30,844	37,156
Operating lease right-of-use asset	2,200	2,262	2,454
Finance lease right-of-use asset	37	43	96
Long-term deposits	4,604	5,400	4,941
Total assets	42,209	42,207	46,141
Current liabilities
Accounts payable	11,431	12,902	4,598
Operating lease liability, current	219	222	205
Finance lease liability, current	6	6	377
Notes payable, net	3,507	2,737	667
Accrued expenses and other current liabilities	6,514	6,287	3,175
Total current liabilities	21,677	22,154	9,022
Notes payable, net	75,183	69,011	45,682
Payable to lessor – construction in progress	0	137	504
Warrant liability	471	3,838	76,423
Unearned grant revenue	195	195	195
Deferred tax liability	3,142	4,304	229
Operating lease liability	2,057	2,111	2,300
Finance lease liability	90	94	98
Total liabilities	102,815	101,844	134,453
Commitments and contingencies (See Note 14)
Shareholders deficit
Common Stock (0.0001 par value 100,000,000 authorized, 69,875,938 shares issued and outstanding at March 31, 2024 and 65,616,298 at December 31, 2023, respectively)	7	7	2,368
Additional Paid-In Capital	53,271	47,765	0
Accumulated deficit	(113,884)	(107,409)	(90,680)
Total shareholders deficit	(60,606)	(59,637)	(88,312)
Total liabilities and shareholders deficit	$ 42,209	$ 42,207	$ 46,141